Nature of the Business and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment Including Leasehold Improvements (Detail)	12 Months Ended
Dec. 31, 2016
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Lesser of useful life or lease term
Minimum [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum [Member] | IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Maximum [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Maximum [Member] | IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years